INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Current
Advances from customers	$ 4,096,466	$ 9,216,032
Deferred Revenue	1,443,431	15,659,630
Deferred revenue and advances from customers	5,539,897	24,875,662
Non-current
Advances from customers	110,285	620,893
Deferred revenue	2,669,410	1,436,912
Deferred revenue and advances from customers	$ 2,779,695	$ 2,057,805